OTHER EXPENSES (Tables)	9 Months Ended
Dec. 31, 2020
OTHER EXPENSES
Schedule of other operating expenses

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2020	2019
Amortization of intangible assets	$3,840	$4,953	$12,458	$19,414
Depreciation of property and equipment	1,506	2,246	5,840	7,749
Bad debt expense	3,358	19,996	26,960	66,853
Share-based compensation	1,535	1,683	5,657	10,469
	$10,239	$28,878	$50,915	$104,485

Schedule of employee expenses

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2020	2019
Wages, salaries and commissions	$33,459	$50,422	$112,474	$163,687
Benefits	3,790	5,317	11,026	16,556
	$37,249	$55,739	$123,500	$180,243